BRAZOS MUTUAL FUNDS

Supplement dated September 6, 2007 to the
Statement of Additional Information dated August 31, 2007

The Statement of Additional Information (“SAI”) is supplemented to correct certain information regarding the Trustees and Officers on pages 22 – 25 of the SAI.  The table below replaces the Trustees and Officers table in the SAI in its entirety.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE(1)	OTHER DIRECTORSHIPS HELD BY TRUSTEE(2)
INDPENDENT TRUSTEES:

George W. Gau (9/6/47)	Trustee, Chairman of the Board	Since 1999; Chairman since 2004	Dean, McCombs School of Business, since 2002, Professor of Finance and George S. Watson Centennial Professor in Real Estate, since 1988, and J. Ludwig Mosle Centennial Memorial Professor in Investments and Money Management, since 1996, McCombs School of Business, University of Texas at Austin. Chairman of the Board, The MBA Investment Fund, L.L.C., since 1994, a private investment company managed by business students.	4	None
John J. Massey (8/6/39)	Trustee	Since 1996	Chairman of the Fund of Funds Investment Committee for Lehman Brothers.	4	Corporate director: American Amicable Life Insurance Company, Hill Bancshares Holdings, Inc., FSW Holdings, Inc., and Central Texas Bankshares Holdings, Inc.
David M. Reichert (6/18/39)	Trustee	Since 1996	Retired.	4	None

INTERESTED TRUSTEES:

Wayne G. Willems (8/30/47)	President, Trustee	Since 2003	Chairman of Brazos Capital Management, L.P. (“BCM”) since 2001, Chairman and Portfolio Manager of Brazos Capital Management since 1983.	4	None
OFFICERS:

John Mrakovcic (06/12/75)	Chief Compliance Officer	Since 2007	Chief Compliance Officer, BCM since January 2007; Vice President, Compliance, AIG Global Investment Corp.	N/A	N/A
Benjamin C. Bell, Jr. (12/28/59)	Chief Financial Officer and Treasurer	Since 2004	President and Chief Operating Officer, BCM since 2004; Chief Operating Officer, Stratmark Group L.P. (2002-2003); Chief Financial Officer, Workplace USA, Inc. (2000-2002).	N/A	N/A

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(1)  The “Fund Complex” consists of all registered investment companies for which the Adviser serves as investment adviser, which currently consists of the Trust (4 portfolios).

(2)  Directorships of companies required to report to the Commission under the Exchange Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

(3)  Mr. Willems is considered to be an Interested Trustee because he is an officer and portfolio manager of the Adviser.